Schedule of Investments (unaudited) June 30, 2019	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 0.4%

Collateralized Mortgage Obligations — 0.4%
Seasoned Credit Risk Transfer Trust:
Series 2018-4, Class MA, 3.50%, 03/25/58	USD	1,222	$1,266,419
Series 2019-2, Class MA, 3.50%, 08/25/58		694	721,066

			1,987,485

Total Non-Agency Mortgage-Backed Securities — 0.4% (Cost: $1,898,841)			1,987,485

U.S. Government Sponsored Agency Securities — 196.0%

Collateralized Mortgage Obligations — 15.7%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40		349	386,308
Series 3780, Class ZA, 4.00%, 12/15/40		659	734,571
Series 3960, Class PL, 4.00%, 11/15/41		900	987,153
Series 4325, Class ZX, 4.50%, 04/15/44		2,396	2,794,136
Series 4384, Class LB, 3.50%, 08/15/43		1,500	1,575,906
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26		209	226,299
Series 2010-134, Class KZ, 4.50%, 12/25/40		479	517,039
Series 2010-141, Class LZ, 4.50%, 12/25/40		352	378,821
Series 2011-8, Class ZA, 4.00%, 02/25/41		2,868	3,025,293
Series 2011-131, Class LZ, 4.50%, 12/25/41		318	344,237
Series 2017-76, Class PB, 3.00%, 10/25/57		1,125	1,103,927
Federal National Mortgage Association Variable Rate Notes(a):
Series 2018-32, Class PS, (LIBOR USD 1 Month + 7.23%), 4.43%, 05/25/48		1,877	2,070,618
Series 2019-1, Class AF, (LIBOR USD 1 Month + 0.50%), 2.90%, 02/25/49		1,039	1,038,588
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		762	850,700
Series 2016-123, Class LM, 3.00%, 09/20/46		400	408,934
Series 2017-186, Class DT, 3.00%, 11/20/47		10,156	10,311,787
Series 2018-51, Class QA, 3.50%, 04/20/48		9,485	9,896,963
Series 2019-5, Class P, 3.50%, 07/20/48		789	811,935
Government National Mortgage Association Variable Rate Notes:
Series 2009-31, Class PT, 3.64%, 05/20/39(b)		300	309,563
Series 2014-107, Class WX, 6.81%, 07/20/39(b)		1,439	1,651,291
Series 2015-55, Class A, 5.39%, 03/16/36(b)		10,949	12,192,212
Series 2015-103, Class B, 6.90%, 01/20/40(b)		6,660	7,575,397
Series 2015-187, Class C, 5.26%, 03/20/41(b)		11,055	12,613,304
Series 2018-164, Class AF, (LIBOR USD 1 Month + 0.40%), 2.78%, 12/20/48(a)		4,043	4,043,111

			75,848,093

Commercial Mortgage-Backed Securities — 1.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K079, Class A2, 3.93%, 06/25/28		1,185	1,317,855
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		1,704	1,769,401
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		1,420	1,468,886
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.67%, 09/25/28(b)		919	995,718

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35	USD	174	$178,947
Series 2019-53, Class V, 2.75%, 08/16/31		462	467,452

			6,198,259

Interest Only Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.:
Series 4062, Class GI, 4.00%, 02/15/41		129	12,311
Series 4791, Class LI, 3.00%, 05/15/48		559	75,068
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4611, Class BS, (LIBOR USD 1 Month + 6.10%), 3.71%, 06/15/41(a)		5,122	850,311
Federal National Mortgage Association:
Series 2014-68, Class YI, 4.50%, 11/25/44		196	35,291
Series 2017-68, Class IE, 4.50%, 09/25/47		4,133	706,696
Series 2018-21, 3.00%, 04/25/48		4,579	704,923
Series 2018-63, 3.00%, 09/25/48		846	132,785
Federal National Mortgage Association Variable Rate Notes(a):
Series 2011-100, Class S, (LIBOR USD 1 Month + 6.45%), 4.05%, 10/25/41		1,232	191,293
Series 2015-66, Class AS, (LIBOR USD 1 Month + 6.25%), 3.85%, 09/25/45		7,445	1,237,326
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 3.70%, 09/25/46		1,171	199,027
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 3.70%, 05/25/39		1,461	243,800
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 3.70%, 11/25/46		2,099	336,863
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 3.75%, 09/25/47		1,548	310,995
Series 2019-25, Class SA, (LIBOR USD 1 Month + 6.05%), 3.65%, 06/25/49		5,285	1,012,112
Government National Mortgage Association:
Series 2014-113, Class NI, 5.00%, 07/20/44		243	46,390
Series 2017-139, Class IB, 4.50%, 09/20/47		795	126,966
Series 2017-144, Class DI, 4.50%, 09/20/47		614	97,580
Series 2018-89, Class CI, 5.00%, 12/20/47		758	146,570

			6,466,307

Interest Only Commercial Mortgage-Backed Securities — 2.4%
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.65%, 09/25/24(b)		42,213	989,293
Government National Mortgage Association Variable Rate Notes:
Series 2016-22, 0.77%, 11/16/55(b)		21,683	1,159,472
Series 2016-45, 1.01%, 02/16/58(b)		16,058	1,158,717
Series 2016-92, 1.01%, 04/16/58(b)		5,418	396,411
Series 2016-110, 1.03%, 05/16/58(b)		5,004	382,793
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		12,021	1,110,904
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(a)		29,392	2,286,887
Series 2016-151, 1.09%, 06/16/58(b)		16,872	1,334,531
Series 2017-53, 0.69%, 11/16/56(b)		20,484	1,183,336
Series 2017-61, 0.77%, 05/16/59(b)		4,789	338,111
Series 2017-64, 0.72%, 11/16/57(b)		7,158	470,516
Series 2017-72, 0.68%, 04/16/57(b)		11,933	737,474

			11,548,445

Mortgage-Backed Securities — 175.3%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35		1,659	1,690,177
3.50%, 07/01/26 - 09/01/26		56	57,982
4.00%, 04/01/20 - 05/01/26		235	245,128

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Mortgage-Backed Securities (continued)
5.00%, 05/01/35 - 12/01/38	USD	107		$116,892
5.65%, 05/01/37 - 12/01/37		1,020		1,099,684
5.75%, 08/01/37 - 04/01/38		1,617		1,750,069
7.50%, 03/01/27		—	(c)	108
Federal National Mortgage Association:
3.13%, 09/01/27		944		992,472
3.16%, 03/01/27		1,453		1,525,347
3.40%, 04/01/41		166		167,015
3.50%, 11/01/46		2,031		2,098,746
4.45%, 03/01/36 - 06/01/36		806		832,836
4.94%, 01/01/35 - 05/01/35		187		190,963
5.00%, 04/01/36		103		105,303
5.20%, 08/01/34 - 09/01/34		285		292,555
5.25%, 08/01/37 - 09/01/37		1,018		1,081,253
5.54%, 01/01/35		76		78,440
5.75%, 04/01/37		527		565,244
5.80%, 07/01/34		49		49,710
5.94%, 09/01/34		78		80,685
6.50%, 09/01/28 - 02/01/31		1,704		1,887,597
Government National Mortgage Association:
2.50%, 07/15/49(d)		9,380		9,436,604
3.00%, 05/15/42 - 09/20/46		18,837		19,288,417
3.00%, 07/15/49 - 08/15/49(d)		140,069		143,048,527
3.50%, 04/15/41 - 02/15/45		40,733		42,303,493
3.50%, 08/20/42 - 07/20/43(e)		90,490		94,399,323
3.50%, 07/15/49 - 08/15/49(d)		62,141		64,175,240
4.00%, 10/20/41 - 12/20/47		48,213		50,853,208
4.00%, 07/15/49(d)		48,962		50,755,999
4.50%, 12/15/34 - 09/20/44		22,559		23,980,971
4.50%, 07/15/49 - 08/15/49(d)		111,954		116,658,789
5.00%, 09/15/28 - 09/20/48		34,766		37,019,638
5.00%, 09/15/40(e)		2,122		2,334,274
5.00%, 07/15/49(d)		13,100		13,693,850
5.30%, 12/15/36 - 04/15/37		332		350,973
5.50%, 03/15/32 - 06/15/34		2,868		3,151,348
5.50%, 12/15/34(e)		6,182		6,971,288
5.64%, 02/15/37 - 06/15/37		2,414		2,622,843
5.65%, 05/20/37 - 02/20/38		1,360		1,446,417
5.75%, 08/20/37 - 04/20/38		614		651,613
5.80%, 11/15/36 - 03/15/37		2,139		2,328,199
6.00%, 03/20/28 - 01/15/39		11,472		12,906,105
6.50%, 09/20/27 - 10/20/40		4,711		5,349,770
7.00%, 03/20/24 - 05/20/27		21		22,314
7.50%, 04/20/23 - 10/20/25		3		3,010
8.00%, 05/15/21 - 05/15/30		58		60,567
8.50%, 10/15/19 - 02/15/25		21		21,405
9.00%, 02/15/20 - 10/15/21		5		5,037
9.50%, 09/15/20 - 09/15/22		5		4,794
Uniform Mortgage-Backed Securities:
2.50%, 07/25/34 - 08/25/34(d)		284		285,946
3.00%, 07/01/35 - 06/01/43		43,069		43,878,323
3.00%, 11/01/46(f)		35,154		35,738,203
3.50%, 07/25/34 - 07/25/49(d)		28,132		28,779,292
3.50%, 03/01/43 - 08/01/43		12,728		13,244,911
4.00%, 07/01/43		3,847		4,068,418
4.00%, 07/25/49(d)		100		103,353
5.00%, 01/01/21 - 07/01/35		1,827		1,996,543
5.25%, 07/01/37 - 08/01/37		633		673,115
5.50%, 12/01/32 - 04/01/35		145		160,009
6.50%, 08/01/35		840		951,021

				848,631,356

Total U.S. Government Sponsored Agency Securities — 196.0% (Cost: $942,272,796)				948,692,460

Security	Par (000)		Value

U.S. Treasury Obligations — 1.0%
U.S. Treasury Inflation Linked Notes, 0.50%, 04/15/24	USD	4,742	$4,801,166

Total U.S. Treasury Obligations — 1.0% (Cost: $4,755,217)			4,801,166

Total Long-Term Investments — 197.4% (Cost: $948,926,854)			955,481,111

Short-Term Securities — 5.7%

	Shares

Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(g)*		3,323,081	3,323,081

Total Money Market Funds — 0.7% (Cost: $3,323,081)			3,323,081

	Par (000)

U.S. Treasury Obligations — 5.0%
U.S. Treasury Bills(h):
2.09%, 07/09/19		21,703	21,693,667
2.04%, 07/23/19		2,569	2,565,758

Total U.S. Treasury Obligations — 5.0% (Cost: $24,258,714)			24,259,425

Total Short-Term Securities — 5.7% (Cost: $27,581,795)			27,582,506

Total Options Purchased — 0.0% (Cost: $132,329)			8,158

Total Investments Before Options Written and TBA Sale Commitments — 203.1% (Cost: $976,640,978)			983,071,775

Total Options Written — (0.1)% (Premium Received — $233,999)			(345,355)

TBA Sale Commitments — (44.6)%(d)

Mortgage-Backed Securities — (44.6)%
Government National Mortgage Association:
3.00%, 07/15/49	USD	57,700	(58,964,441)
3.50%, 07/15/49		21,700	(22,416,577)
4.00%, 07/15/49		3,800	(3,939,234)
4.50%, 07/15/49		55,477	(57,825,564)
Uniform Mortgage-Backed Securities:
2.50%, 07/25/34		130	(130,911)
3.00%, 07/25/49		54,150	(54,611,845)
3.50%, 07/25/49 - 08/25/49		13,800	(14,107,670)
4.00%, 07/25/49		3,915	(4,046,290)

Total TBA Sale Commitments — (44.6)% (Proceeds: $215,558,811)			(216,042,532)

Total Investments Net of Options Written and TBA Sale Commitments — 158.4% (Cost: $760,848,168)			766,683,888

Liabilities in Excess of Other Assets — (58.4)%			(282,566,057)

Net Assets — 100.0%			$484,117,831

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock GNMA Portfolio

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Amount is less than $500.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(g)	Annualized 7-day yield as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/18	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	3,163,813	159,268	3,323,081	$3,323,081	$51,564	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements

Credit Suisse AG NY Branch	2.60%	06/12/19	07/15/19	$47,688,733	$47,750,728	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.60	06/12/19	07/15/19	6,747,792	6,756,564	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.60	06/12/19	07/15/19	2,209,844	2,212,717	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse AG NY Branch	2.60	06/20/19	07/15/19	24,410,000	24,429,392	U.S. Government Sponsored Agency Securities	Up to 30 days

				$81,056,369	$81,149,401

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury 2 Year Note	54	09/30/19	$11,620	$21,446

Short Contracts
90-day Eurodollar	5	09/16/19	1,225	(957)
U.S. Treasury 10 Year Note	394	09/19/19	50,420	(154,587)
U.S. Treasury 10 Year Ultra Note	12	09/19/19	1,658	(30,241)
U.S. Treasury Long Bond	49	09/19/19	7,624	(206,545)
U.S. Treasury Ultra Bond	6	09/19/19	1,065	(24,245)
U.S. Treasury 5 Year Note	97	09/30/19	11,461	(102,170)
90-day Eurodollar	16	12/16/19	3,924	(15,947)
90-day Eurodollar	16	03/16/20	3,932	(29,274)
90-day Eurodollar	16	06/15/20	3,935	(28,121)
90-day Eurodollar	16	09/14/20	3,938	(32,246)
90-day Eurodollar	16	12/14/20	3,938	(22,334)
90-day Eurodollar	16	03/15/21	3,939	(17,697)
90-day Eurodollar	16	06/14/21	3,938	2,934

				(661,430)

				$(639,984)

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund							Value
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)

Put
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	5,500	$2,242
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	6,700	2,958
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	6,700	2,958

										$8,158

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
90-day Eurodollar December 2019 Futures	109	12/16/19	USD	98.25	USD	27,250	$(28,613)
90-day Eurodollar March 2020 Futures	186	03/16/20	USD	98.00	USD	46,500	(180,187)

							$(208,800)

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.03%	Semi-Annual	Barclays Bank plc	09/05/19	2.03%	USD	8,200	$(118,480)

Put
10-Year Interest Rate Swap	2.23%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	09/05/19	2.23%	USD	8,200	(18,075)

										$(136,555)

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock GNMA Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Termination Date			Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency		Notional Amount (000)

3.07%	Semi-Annual	3 month LIBOR	Quarterly	10/11/20	USD	16,350	$(253,769)	$—	$(253,769)
3.05%	Semi-Annual	3 month LIBOR	Quarterly	10/15/20	USD	16,350	(248,660)	161	(248,821)
3.11%	Semi-Annual	3 month LIBOR	Quarterly	10/23/20	USD	16,350	(265,860)	—	(265,860)
3.06%	Semi-Annual	3 month LIBOR	Quarterly	10/25/20	USD	16,350	(254,509)	—	(254,509)
2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/06/23	USD	12,000	(468,334)	—	(468,334)
2.87%	Semi-Annual	3 month LIBOR	Quarterly	03/23/23	USD	9,600	(463,022)	—	(463,022)
3 month LIBOR	Quarterly	2.61%	Semi-Annual	02/07/24	USD	5,400	241,133	—	241,133
2.71%	Semi-Annual	3 month LIBOR	Quarterly	03/18/24	USD	13,300	(669,192)	—	(669,192)
3 month LIBOR	Quarterly	3.13%	Semi-Annual	05/22/28	USD	1,750	175,417	—	175,417
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	2,000	(158,153)	—	(158,153)
2.64%	Semi-Annual	3 month LIBOR	Quarterly	03/14/29	USD	2,700	(183,134)	—	(183,134)
3 month LIBOR	Quarterly	2.52%	Semi-Annual	04/08/29	USD	4,000	200,541	—	200,541

							$(2,347,542)	$161	$(2,347,703)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

3 month LIBOR	London Interbank Offered Rate	2.32%

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

TBA	To-be-announced

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments(a)	$—	$955,481,111	$—	$955,481,111
Short-Term Securities:
Money Market Funds	3,323,081	—	—	3,323,081
U.S. Treasury Obligations	—	24,259,425	—	24,259,425
Options Purchased:
Interest rate contracts	—	8,158	—	8,158
Liabilities:
Investments:
TBA Sale Commitments	—	(216,042,532)	—	(216,042,532)

	$3,323,081	$763,706,162	$—	$767,029,243

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$24,380	$617,091	$—	$641,471
Liabilities:
Interest rate contracts	(873,164)	(3,101,349)	—	(3,974,513)

	$(848,784)	$(2,484,258)	$—	$(3,333,042)

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, Reverse Repurchase Agreements of $81,149,401 are categorized as Level 2 within the disclosure hierarchy.

6